Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting

Note 11 - Segment Reporting

We realize revenue primarily through the sale of synthetic rubber, rubber compound, car window seals, auto parts with two sales channels. The Company managed and reviewed its business as two operating and reporting segments: direct supply and indirect supply models.

The business line distribution of the Company’s information as of and for nine months as well as three months ended September 30, 2024 and 2023 as following:

	For the nine months ended September 30,		For the three months ended September 30,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Revenue:
Direct supply model	$-	$1,250,979	$-	30,663
Indirect supply model	6,913,939	5,014,282	2,001,574	1,779,678
OEM supply model	2,107	-	2,107
Total	6,916,046	6,265,261	2,003,681	1,810,341

Gross profit:
Direct supply model	-%	13%	-%	(417)%
Indirect supply model	(1)%	(1)%	(1)%	(3)%
OEM supply model	(342)%	-%	(342)%	-
Total	(8)%	2%	(9)%	(10)%

Income(loss) from operations:
Direct supply model	(392,513)	(163,189)	(123,646)	(181,652)
Indirect supply model	(61,222)	(101,890)	(27,584)	(62,227)
OEM supply model	(19,151)		(19,151)
Corporate	(1,012,499)	(161,371)	(229,389)	(60,282)
Total	(1,485,385)	(426,450)	(399,770)	(304,161

Net income(loss)
Direct supply model	(688,919)	(328,268)	(198,378)	(238,407)
Indirect supply model	(61,222)	(101,890)	(27,584)	(62,227)
OEM supply model	(19,151)		(19,151)
Corporate	(1,003,891)	(161,371)	(229,368)	(60,282)
Total	$(1,773,183)	$(591,529)	$(474,481)	$(360,916)

	September 30,	December 31,
	2024	2023

Reportable assets
Direct supply model	$9,659,767	$10,930,729
Indirect supply model	9,209,362	6,837,818
Corporate	2,185,175	2,069,222
Total	$21,054,304	$19,837,769

All long-term assets are managed under direct supply model by the chief operating decision maker.

Note 11 - Segment Reporting

We realize revenue primarily through the sale of synthetic rubber, rubber compound, car window seals, auto parts with two sales channels. The Company managed and reviewed its business as two operating and reporting segments: direct supply and indirect supply models.

The business line distribution of the Company’s information as of and for the years ended December 31, 2023 and 2022, as following:

	For the years ended December 31
	2023	2022

Revenue:
Direct supply model	$1,280,555	$5,259,447
Indirect supply model	8,709,595	5,388,728
Total	9,990,150	10,648,175

Gross profit:
Direct supply model	23%	35%
Indirect supply model	(4)%	(6)%
Total	(4)%	14%

Income(loss) from operations:
Direct supply model	(145,276)	1,702,897
Indirect supply model	(450,600)	(1,030,836)
Corporate	(557,333)	(159,332)

Net income(loss) before tax
Direct supply model	(374,144)	1,496,210
Indirect supply model	(450,600)	(568,468)
Corporate	(557,333)	(159,332)

	December 31,	December 31,
	2023	2022

Reportable assets
Direct supply model	$10,930,729	$14,066,203
Indirect supply model	6,837,818	4,665,735
Corporate	2,069,222	22,938
Total	19,837,769	18,754,876

All long-term assets are managed under direct supply model by the chief operating decision maker.